UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-23096

Legg Mason ETF Investment Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: October 31

Date of reporting period: January 31, 2018

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON ETF INVESTMENT TRUST

LEGG MASON GLOBAL INFRASTRUCTURE ETF

FORM N-Q

JANUARY 31, 2018

LEGG MASON GLOBAL INFRASTRUCTURE ETF

Schedule of investments (unaudited)	January 31, 2018

SECURITY	SHARES	VALUE
COMMON STOCKS - 99.4%
CONSUMER DISCRETIONARY - 1.3%
Media - 1.3%
Eutelsat Communications SA	7,799	$171,580
SES SA, FDR	17,642	275,326

TOTAL CONSUMER DISCRETIONARY		446,906

ENERGY - 17.7%
Oil, Gas & Consumable Fuels - 17.7%
AltaGas Ltd.	6,343	142,176
Enagas SA	20,317	553,679
Enbridge Inc.	40,699	1,489,980
Enbridge Income Fund Holdings Inc.	4,558	103,722
Inter Pipeline Ltd.	7,388	141,633
Kinder Morgan Inc.	23,658	425,371
Koninklijke Vopak NV	3,066	138,522
Kunlun Energy Co., Ltd.	129,922	128,882
Pembina Pipeline Corp.	18,538	631,950
Snam SpA	132,859	646,443
TransCanada Corp.	32,447	1,493,881
Williams Cos. Inc.	9,161	287,564

TOTAL ENERGY		6,183,803

INDUSTRIALS - 34.2%
Road & Rail - 16.8%
Aurizon Holdings Ltd.	91,245	344,098
Central Japan Railway Co.	3,290	622,318
East Japan Railway Co.	14,183	1,408,946
Kansas City Southern	2,537	287,011
Norfolk Southern Corp.	7,051	1,063,855
Union Pacific Corp.	13,414	1,790,769
West Japan Railway Co.	4,915	368,096

Total Road & Rail		5,885,093

Transportation Infrastructure - 17.4%
Abertis Infraestructuras SA	46,921	1,137,133
Atlantia SpA	31,370	1,039,117
CCR SA	26,090	128,321
COSCO SHIPPING Ports Ltd.	55,348	57,947
Enav SpA	23,627	123,614	(a)
Getlink, Registered Shares	20,951	293,932
Grupo Aeroportuario del Centro Norte SAB de CV	15,705	79,978
Hutchison Port Holdings Trust, Class U Shares	240,761	99,916
Jiangsu Expressway Co., Ltd., Class H Shares	57,151	88,108
Macquarie Atlas Roads Group	30,893	142,889
Malaysia Airports Holdings Berhad	32,435	75,309
Promotora y Operadora de Infraestructura SAB de CV	13,584	139,075
Societa Iniziative Autostradali e Servizi SpA	3,124	58,800
Sydney Airport	155,929	855,660
Transurban Group	185,019	1,792,041

Total Transportation Infrastructure		6,111,840

TOTAL INDUSTRIALS		11,996,933

See Notes to Schedule of Investments.

LEGG MASON GLOBAL INFRASTRUCTURE ETF

Schedule of investments (unaudited) (cont’d)	January 31, 2018

SECURITY	SHARES	VALUE
REAL ESTATE - 5.2%
Equity Real Estate Investment Trusts (REITs) - 5.2%
Crown Castle International Corp.	16,204	$1,827,325

UTILITIES - 41.0%
Electric Utilities - 26.5%
American Electric Power Co. Inc.	5,765	396,517
AusNet Services	43,643	59,609
CEZ AS	2,646	67,783
Chubu Electric Power Co. Inc.	6,520	81,791
CK Infrastructure Holdings Ltd.	14,989	133,457
CLP Holdings Ltd.	45,098	460,340
Duke Energy Corp.	9,109	715,056
Edison International	3,177	198,658
Emera Inc.	2,667	98,657
Endesa SA	5,274	118,518
Enel Americas SA	501,046	117,193
Enel SpA	95,876	608,268
Energias de Portugal SA	29,276	102,827
Entergy Corp.	2,342	184,292
Eversource Energy	4,097	258,480
Exelon Corp.	8,424	324,408
FirstEnergy Corp.	4,337	142,687
Fortis Inc.	5,422	191,577
Fortum OYJ	4,718	102,304
Great Plains Energy Inc.	2,799	87,105
Hydro One Ltd.	3,400	61,394	(a)
Iberdrola SA	152,579	1,242,311
Iberdrola SA	3,317	27,007	(b)
Kansai Electric Power Co. Inc.	6,520	80,836
Korea Electric Power Corp.	5,811	194,543	*
OGE Energy Corp.	2,595	83,559
Orsted A/S	2,816	170,994	(a)
PG&E Corp.	4,999	212,108
Pinnacle West Capital Corp.	1,449	115,848
Power Assets Holdings Ltd.	32,202	286,303
PPL Corp.	8,897	283,547
Red Electrica Corporacion SA	10,650	225,708
Southern Co.	13,063	589,272
Spark Infrastructure Group	31,015	57,731
SSE PLC	18,564	343,841
Tenaga Nasional Berhad	82,784	335,150
Terna-Rete Elettrica Nazionale SpA	25,660	154,448
Westar Energy Inc.	1,841	95,106
Xcel Energy Inc.	5,938	271,010

Total Electric Utilities		9,280,243

See Notes to Schedule of Investments.

LEGG MASON GLOBAL INFRASTRUCTURE ETF

Schedule of investments (unaudited) (cont’d)	January 31, 2018

SECURITY	SHARES	VALUE
Gas Utilities - 1.3%
APA Group	20,621	$133,928
Atmos Energy Corp.	1,427	118,298
Gas Natural SDG SA	5,816	134,344
Tokyo Gas Co., Ltd.	4,065	96,552

Total Gas Utilities		483,122

Multi-Utilities - 12.0%
Ameren Corp.	3,149	178,328
CenterPoint Energy Inc.	3,599	101,420
Centrica PLC	47,987	90,925
CMS Energy Corp.	3,650	163,337
Consolidated Edison Inc.	4,030	323,851
Dominion Energy Inc.	8,350	638,274
DTE Energy Co.	2,090	220,788
E.ON SE	10,626	111,597
Engie SA	31,908	553,823
Innogy SE	1,909	72,763	(a)
National Grid PLC	82,530	942,949
Public Service Enterprise Group Inc.	5,262	272,940
RWE AG	3,073	61,502	*
SCANA Corp.	1,392	56,571
Veolia Environnement SA	6,733	169,611
WEC Energy Group Inc.	3,692	237,395

Total Multi-Utilities		4,196,074

Water Utilities - 1.2%
Pennon Group PLC	7,738	78,951
Severn Trent PLC	5,797	160,790
United Utilities Group PLC	16,692	174,907

Total Water Utilities		414,648

TOTAL UTILITIES		14,374,087

TOTAL COMMON STOCKS (Cost - $33,874,743)		34,829,054

PREFERRED STOCKS - 0.3%
ENERGY - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Transneft PJSC (Cost - $97,359)	33	105,728

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $33,972,102)		34,934,782

See Notes to Schedule of Investments.

LEGG MASON GLOBAL INFRASTRUCTURE ETF

Schedule of investments (unaudited) (cont’d)	January 31, 2018

SECURITY	RATE	SHARES	VALUE
SHORT-TERM INVESTMENTS - 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost - $29,868)	1.285%	29,868	$29,868

TOTAL INVESTMENTS - 99.8% (Cost - $34,001,970)			34,964,650
Other Assets in Excess of Liabilities - 0.2%			60,623

TOTAL NET ASSETS - 100.0%			$35,025,273

*	Non-income producing security.

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (See Note 1).

Abbreviation used in this schedule:

FDR	— Fiduciary Depositary Receipt
PJSC	— Private Joint Stock Company

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Legg Mason Global Infrastructure ETF (the “Fund”) is a separate diversified investment series of Legg Mason ETF Investment Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The Fund is an exchange-traded fund (“ETF”). ETFs are funds that trade like other publicly-traded securities. The Fund is designed to track an index. Similar to shares of an index mutual fund, each share of the Fund represents an ownership interest in an underlying portfolio of securities intended to track an index. Unlike shares of a mutual fund, which can be bought from and redeemed by the issuing fund by all shareholders at a price based on net asset value (“NAV”), shares of the Fund may be directly purchased from and redeemed by the Fund at NAV solely by certain large institutional investors who have entered into agreements with the Fund’s distributor (“Authorized Participants”). Also unlike shares of a mutual fund, shares of the Fund are listed on a national securities exchange and trade in the secondary market at market prices that change throughout the day.

Shares of the Fund are listed and traded at market prices on NASDAQ. The market price for the Fund’s shares may be different from the Fund’s NAV. The Fund issues and redeems shares at NAV only in blocks of a specified number of shares or multiples thereof (“Creation Units”). Only Authorized Participants may purchase or redeem Creation Units directly with the Fund at NAV. Creation Units are issued and redeemed generally in-kind for a basket of securities and/or cash. Except when aggregated in Creation Units, shares of the Fund are not redeemable securities. Shareholders who are not Authorized Participants may not redeem shares directly from the Fund at NAV.

The Fund seeks to track the investment results of the RARE Global Infrastructure Index (the “Underlying Index”). The Underlying Index is constructed from global infrastructure-related equity securities and utilizes a proprietary methodology created and sponsored by RARE Infrastructure (North America) Pty Limited (“RARE”), the Fund’s subadviser.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Prior to December 1, 2017, short-term fixed income securities that would mature in 60 days or less were valued at amortized cost, unless it was determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of

Notes to Schedule of Investments (unaudited) (continued)

security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Common Stocks:
Utilities	$14,347,080	$27,007	—	$14,374,087
Other Common Stocks	20,454,967	—	—	20,454,967
Preferred Stocks	105,728	—	—	105,728

Total Long-Term Investments	34,907,775	27,007	—	34,934,782

Short-Term Investments†	29,868	—	—	29,868

Total Investments	$34,937,643	$27,007	—	$34,964,650

†	See Schedule of Investments for additional detailed categorizations.

The Fund’s policy is to recognize transfers between levels as of the end of the reporting period. At January 31, 2018, securities valued at $27,007 were transferred from level 1 to level 2 within the fair value hierarchy because of the unavailability of a quoted price in an active market for an identical investment.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason ETF Investment Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	March 26, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	March 26, 2018

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	March 26, 2018